UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-06563
Investment Company Act File Number

Calvert World Values Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(202) 238-2200
(Registrant's telephone number, including area code)

September 30
Date of Fiscal Year End

December 31, 2017
Date of Reporting Period

Item 1. Schedule of Investments

Calvert International Equity Fund
Calvert Mid-Cap Fund (formerly, Calvert Capital Accumulation Fund)
Calvert International Opportunities Fund
Calvert Emerging Markets Equity Fund

CALVERT INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 94.3%
Australia - 3.5%
Australia & New Zealand Banking Group Ltd.	164,658	3,673,362
Challenger Ltd.	358,346	3,907,938
		7,581,300

Belgium - 1.2%
UCB SA	34,398	2,727,516

Canada - 1.9%
CAE, Inc.	225,959	4,197,409

China - 1.5%
Zhuzhou CRRC Times Electric Co., Ltd., Class H	501,628	3,255,598

Denmark - 4.0%
Novo Nordisk A/S, Class B	102,147	5,488,918
Novozymes A/S, Class B	55,735	3,181,762
		8,670,680

France - 4.3%
Kering	9,007	4,239,837
Legrand SA	66,161	5,086,381
		9,326,218

Germany - 5.6%
adidas AG	16,301	3,260,031
Continental AG	17,396	4,677,433
SAP SE	38,010	4,252,377
		12,189,841

Hong Kong - 4.2%
AIA Group Ltd.	503,295	4,280,848
Samsonite International SA	1,048,163	4,807,956
		9,088,804

Ireland - 1.8%
Shire plc	74,193	3,844,765

Japan - 20.3%
Don Quijote Holdings Co. Ltd.	108,100	5,635,243
FP Corp.	63,000	3,379,822
Kao Corp.	69,241	4,678,584
Komatsu Ltd.	126,302	4,564,518
MISUMI Group, Inc.	126,834	3,682,259

Mitsubishi Estate Co. Ltd.	219,637	3,813,565
Mitsubishi UFJ Financial Group, Inc.	693,608	5,048,051
ORIX Corp.	317,900	5,360,074
Santen Pharmaceutical Co. Ltd.	253,492	3,969,775
Seven & I Holdings Co. Ltd.	100,117	4,147,486
		44,279,377

Netherlands - 4.8%
ASML Holding NV	32,540	5,657,347
ING Groep NV	267,495	4,910,332
		10,567,679

Singapore - 1.7%
DBS Group Holdings Ltd.	198,928	3,679,428

South Africa - 1.3%
Naspers Ltd., Class N	5,663	1,568,952
Tiger Brands Ltd. (a)	35,555	1,320,032
		2,888,984

Spain - 4.4%
Iberdrola SA	712,055	5,512,219
Industria de Diseno Textil SA	118,379	4,116,243
		9,628,462

Sweden - 5.7%
Assa Abloy AB, Class B	202,281	4,193,581
Indutrade AB	134,825	3,674,187
Swedbank AB, Class A	186,879	4,508,416
		12,376,184

Switzerland - 5.9%
Nestle SA	96,683	8,312,441
Roche Holding AG PC	17,956	4,540,268
		12,852,709

Taiwan - 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	101,366	4,019,162

United Kingdom - 16.7%
Aviva plc	492,088	3,356,199
ConvaTec Group plc (b)	1,089,796	3,004,923
Melrose Industries plc	1,847,044	5,284,160
Prudential plc	226,179	5,792,517
RPC Group plc	205,170	2,437,054
Unilever plc	130,859	7,258,244
Weir Group plc (The)	168,719	4,826,502
WPP plc	251,345	4,540,734
		36,500,333

United States - 3.7%
Ecolab, Inc.	23,957	3,214,550
Oceaneering International, Inc.	73,266	1,548,843
Xylem, Inc.	50,434	3,439,599
		8,202,992

Total Common Stocks (Cost $177,446,381)		205,877,441

PREFERRED STOCKS - 0.1%
Venture Capital - 0.1%
Bioceptive, Inc.:
Series A *(c)(d)	582,574	—
Series B *(c)(d)	40,523	—
FINAE, Series D *(c)(d)	2,597,442	196,831
		196,831

Total Preferred Stocks (Cost $491,304)		196,831

		VALUE ($)
VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - 0.6%
Africa Renewable Energy Fund LP *(c)(d)		626,484
BFSE Holding, BV LP *(c)(d)		176,586
Blackstone Clean Technology Partners LP *(c)(d)		11,028
China Environment Fund 2004 LP *(c)(d)		3,779
Emerald Sustainability Fund I LP *(c)(d)		100,572
gNet Defta Development Holding LLC *(c)(d)(e)		274,704
SEAF Central and Eastern European Growth Fund LLC *(c)(d)(e)		43,252
SEAF India International Growth Fund LP *(c)(d)		25,909

Total Venture Capital Limited Partnership Interest (Cost $2,494,249)		1,262,314

	PRINCIPAL AMOUNT ($)	VALUE ($)
VENTURE CAPITAL DEBT OBLIGATIONS - 0.2%
AFIG LLC, 6.00%, 3/11/18 (c)(d)	450,953	488,977
Windhorse International-Spring Health Water Ltd., 1.00%, 3/14/18 (c)(d)(f)	70,000	—

Total Venture Capital Debt Obligations (Cost $520,952)		488,977

HIGH SOCIAL IMPACT INVESTMENTS - 2.2%
Calvert Impact Capital, Community Investment Notes, 1.50%, 12/15/19 (c)(e)	4,431,583	4,225,869
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.70%, 11/3/20 (c)(d)(g)	220,000	207,900
ImpactAssets Inc., Microfinance Plus Notes, 3.10%, 11/3/20 (c)(d)(g)	283,000	269,699

Total High Social Impact Investments (Cost $4,934,583)		4,703,468

	SHARES	VALUE ($)
EXCHANGE-TRADED FUNDS - 2.6%
iShares MSCI Japan ETF	94,416	5,658,351

Total Exchange-Traded Funds (Cost $5,698,925)		5,658,351

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 0.2%
State Street Bank and Trust Eurodollar Time Deposit, 0.12%, 1/2/18	439,800	439,800

Total Time Deposit (Cost $439,800)		439,800

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.21%	1,079,450	1,079,450

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $1,079,450)		1,079,450

TOTAL INVESTMENTS (Cost $193,105,644) - 100.7%		219,706,632
Other assets and liabilities, net - (0.7%)		(1,443,364)
NET ASSETS - 100.0%		218,263,268

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) All or a portion of this security was on loan at December 31, 2017. The aggregate market value of securities on loan at December 31, 2017 was $1,056,025 and the total market value of the collateral received by the Fund was $1,079,450.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $3,004,923, which represents 1.4% of the net assets of the Fund as of December 31, 2017.

(c) Restricted security. Total market value of restricted securities amounts to $6,651,590, which represents 3.1% of the net assets of the Fund as of December 31, 2017.
(d) For fair value measurement disclosure purposes, security is categorized as Level 3 .
(e) Affiliated company.
(f) Security defaulted as to principal and interest in March 2013. It has been restructured at a 9% rate maturing on March 14, 2018 with 1% to be paid annually and the remaining interest due at maturity. This security is currently accruing at 1%.

(g) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at December 31, 2017.

Abbreviations:
ADR:	American Depositary Receipt
PC:	Participation Certificate

At December 31, 2017, the concentration of the Fund's investments in the various sectors, determined as a percentage of total investments, was as follows:

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS*
Financials	20.4%
Industrials	19.3%
Consumer Discretionary	15.0%
Consumer Staples	11.8%
Health Care	10.8%
Information Technology	6.4%
Materials	5.6%
Exchange-Traded Funds	2.6%
Utilities	2.5%
High Social Impact Investments	2.1%
Real Estate	1.7%
Energy	0.7%
Venture Capital Limited Partnership Interest	0.6%
Venture Capital	0.3%
Time Deposit	0.2%
Total	100.0%

* Does not include Short Term Investment of Cash Collateral for Securities Loaned.

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
AFIG LLC, 6.00%, 3/11/18	10/11/12	450,952
Africa Renewable Energy Fund LP	4/17/14-3/6/17	635,688
BFSE Holding, BV LP	1/12/06-6/1/17	618,467
Bioceptive, Inc., Series A	10/26/12-12/18/13	252,445
Bioceptive, Inc., Series B	1/7/16	16,250
Blackstone Clean Technology Partners LP	7/29/10-6/25/15	78,853
Calvert Impact Capital, Community Investment Notes, 1.50%, 12/15/19	12/15/16	4,431,583
China Environment Fund 2004 LP	9/15/05-4/1/09	—
Emerald Sustainability Fund I LP	7/19/01-5/17/11	395,432
FINAE, Series D	2/28/11-11/16/15	222,609
gNet Defta Development Holding LLC	8/30/05	400,000
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.70%, 11/3/20	11/13/15	220,000
ImpactAssets Inc., Microfinance Plus Notes, 3.10%, 11/3/20	11/13/15	283,000
SEAF Central and Eastern European Growth Fund LLC	8/10/00-8/26/11	155,418
SEAF India International Growth Fund LP	3/22/05-5/24/10	210,391
Windhorse International-Spring Health Water Ltd., 1.00%, 3/14/18	2/12/14	70,000

An affiliated company includes a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At December 31, 2017, the value of the Fund’s investment in affiliated companies was $4,543,825, which represents 2.08% of the Fund’s net assets. Transactions in affiliated companies by the Fund for the fiscal year to date were as follows:

Name of Affiliated Company	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change in Unrealized Appreciation (Depreciation)
High Social Impact Investments Calvert Impact Capital*, Community Investment Notes, 1.50%, 12/15/19	$4,431,583	$—	$—	$4,431,583	$4,225,869	$34,222	$—	$—	$2,216
Venture Capital Limited Partnership Interests SEAF Central and Eastern European Growth Fund LLC	—	—	—	—	43,252	—	—	—	(410)
gNet Defta Development Holding LLC	—	—	—	—	274,704	—	—	—	(5,807)
TOTALS					$4,543,825	$34,222	$—	$—	($4,001)
* Formerly, Calvert Social Investment Foundation
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Fund's holdings as of December 31, 2017, based on the inputs used to value them:

Investments in Securities - Assets	Level 1	Level 2		Level 3*	Total
Common Stocks
Canada	$4,197,409	$—		$—	$4,197,409
Taiwan	4,019,162	—		—	4,019,162
United States	8,202,992	—		—	8,202,992
Other Countries**	—	189,457,878		—	189,457,878
Total Common Stocks	$16,419,563	$189,457,878	***	$—	$205,877,441
Preferred Stocks - Venture Capital	—	—		196,831	196,831
Venture Capital Limited Partnership Interest	—	—		1,262,314	1,262,314
Venture Capital Debt Obligations	—	—		488,977	488,977
High Social Impact Investments	—	4,225,869		477,599	4,703,468
Exchange-Traded Funds	5,658,351	—		—	5,658,351
Time Deposit	—	439,800		—	439,800
Short Term Investment of Cash Collateral for Securities Loaned	1,079,450	—		—	1,079,450
Total	$23,157,364	$194,123,547		$2,425,721	$219,706,632

* None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
** For further breakdown of equity securities by country, please refer to the Schedule of Investments.
*** Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2017 is not presented. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended December 31, 2017.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT MID-CAP FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 98.7%
Aerospace & Defense - 2.1%
CAE, Inc.	141,600	2,630,358
Hexcel Corp.	45,153	2,792,713
		5,423,071

Auto Components - 2.0%
Aptiv plc	45,409	3,852,046
Delphi Technologies plc *	25,369	1,331,111
		5,183,157

Banks - 4.2%
Bank of the Ozarks, Inc.	57,310	2,776,670
First Republic Bank	31,225	2,705,334
Great Western Bancorp, Inc.	45,228	1,800,074
KeyCorp	168,454	3,397,717
		10,679,795

Biotechnology - 1.3%
Alexion Pharmaceuticals, Inc. *	10,997	1,315,131
Incyte Corp. *	9,476	897,472
Vertex Pharmaceuticals, Inc. *	7,600	1,138,936
		3,351,539

Capital Markets - 3.4%
Cboe Global Markets, Inc. (a)	24,224	3,018,068
E*Trade Financial Corp. *	60,188	2,983,519
S&P Global, Inc.	14,961	2,534,394
		8,535,981

Chemicals - 1.6%
Ecolab, Inc.	29,500	3,958,310

Commercial Services & Supplies - 2.8%
Deluxe Corp.	36,900	2,835,396
Multi-Color Corp.	55,800	4,176,630
		7,012,026

Communications Equipment - 1.0%
NETGEAR, Inc. *	43,700	2,567,375

Consumer Finance - 2.3%
Ally Financial, Inc.	110,200	3,213,432
OneMain Holdings, Inc. *	97,400	2,531,426
		5,744,858

Containers & Packaging - 3.2%
AptarGroup, Inc.	31,000	2,674,680
Ball Corp.	74,122	2,805,518
WestRock Co.	42,927	2,713,415
		8,193,613

Distributors - 1.6%
LKQ Corp. *	97,751	3,975,533

Diversified Consumer Services - 3.3%
Bright Horizons Family Solutions, Inc. *	38,128	3,584,032
ServiceMaster Global Holdings, Inc. *	55,549	2,847,997
TAL Education Group (ADR)	62,600	1,859,846
		8,291,875

Electric Utilities - 1.2%
Xcel Energy, Inc.	65,000	3,127,150

Electrical Equipment - 1.6%
AMETEK, Inc.	56,432	4,089,627

Electronic Equipment, Instruments & Components - 2.4%
Dolby Laboratories, Inc., Class A	53,025	3,287,550
FLIR Systems, Inc.	58,700	2,736,594
		6,024,144

Energy Equipment & Services - 4.1%
Core Laboratories NV (a)	31,300	3,428,915
Oceaneering International, Inc.	112,781	2,384,190
TechnipFMC plc *	95,202	2,980,775
US Silica Holdings, Inc. (a)	51,700	1,683,352
		10,477,232

Equity Real Estate Investment Trusts (REITs) - 9.3%
AvalonBay Communities, Inc.	19,032	3,395,499
DCT Industrial Trust, Inc.	46,100	2,709,758
Equity Residential	69,200	4,412,884
Extra Space Storage, Inc.	59,282	5,184,211
Mid-America Apartment Communities, Inc.	29,300	2,946,408
National Retail Properties, Inc.	113,192	4,881,971
		23,530,731

Food & Staples Retailing - 1.7%
Performance Food Group Co. *	128,000	4,236,800

Food Products - 2.3%
McCormick & Co., Inc. (a)	16,775	1,709,540
Pinnacle Foods, Inc.	71,392	4,245,682
		5,955,222

Gas Utilities - 1.1%
UGI Corp.	57,894	2,718,123

Health Care Equipment & Supplies - 3.7%
Align Technology, Inc. *	7,800	1,733,082
Boston Scientific Corp. *	87,400	2,166,646
Teleflex, Inc.	11,425	2,842,768
West Pharmaceutical Services, Inc.	27,525	2,715,892
		9,458,388

Health Care Providers & Services - 1.7%
Chemed Corp.	7,900	1,919,858
Humana, Inc.	10,041	2,490,871
		4,410,729

Health Care Technology - 0.5%
Cotiviti Holdings, Inc. *	38,100	1,227,201

Household Durables - 1.5%
Newell Brands, Inc.	120,965	3,737,819

Household Products - 1.0%
Central Garden & Pet Co., Class A *	68,900	2,598,219

Independent Power and Renewable Electricity Producers - 1.2%
NextEra Energy Partners LP	72,200	3,112,542

Insurance - 5.0%
Alleghany Corp. *	5,438	3,241,537
American Financial Group, Inc.	26,783	2,907,027
First American Financial Corp.	76,571	4,291,039
RLI Corp.	35,300	2,141,298
		12,580,901

Internet Software & Services - 1.4%
GoDaddy, Inc., Class A *(a)	68,700	3,454,236

IT Services - 4.7%
Amdocs Ltd.	53,489	3,502,460
Euronet Worldwide, Inc. *	21,300	1,794,951
Fiserv, Inc. *	26,700	3,501,171
Leidos Holdings, Inc.	46,300	2,989,591
		11,788,173

Machinery - 4.6%
Dover Corp.	36,800	3,716,432
Fortive Corp.	59,717	4,320,525
ITT, Inc.	69,700	3,719,889
		11,756,846

Metals & Mining - 1.0%
Reliance Steel & Aluminum Co.	30,045	2,577,561

Multi-Utilities - 2.5%
CMS Energy Corp.	81,471	3,853,579
Sempra Energy	22,547	2,410,725
		6,264,304

Pharmaceuticals - 2.0%
Jazz Pharmaceuticals plc *	18,100	2,437,165
Zoetis, Inc.	38,055	2,741,482
		5,178,647

Professional Services - 1.2%
Dun & Bradstreet Corp. (The)	25,400	3,007,614

Road & Rail - 1.3%
Kansas City Southern	31,800	3,345,996

Semiconductors & Semiconductor Equipment - 2.1%
Analog Devices, Inc.	31,300	2,786,639
Lam Research Corp.	5,800	1,067,606
Microchip Technology, Inc. (a)	8,500	746,980
Skyworks Solutions, Inc.	6,900	655,155
		5,256,380

Software - 3.4%
Blackbaud, Inc.	25,880	2,445,401
Intuit, Inc.	27,265	4,301,872
RealPage, Inc. *	45,000	1,993,500
		8,740,773

Specialty Retail - 1.3%
Burlington Stores, Inc. *	26,587	3,270,999

Technology Hardware, Storage & Peripherals - 1.1%
HP, Inc.	130,100	2,733,401

Textiles, Apparel & Luxury Goods - 5.0%
Carter's, Inc.	24,000	2,819,760
Gildan Activewear, Inc.	79,600	2,571,080
lululemon athletica, inc. *	51,200	4,023,808
Tapestry, Inc.	71,900	3,180,137
		12,594,785

Total Common Stocks (Cost $225,109,068)		250,171,676

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 1.2%
Calvert Impact Capital, Community Investment Notes, 1.50%, 12/15/19 (b)(c)	2,619,488	2,497,891
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.70%, 11/3/20 (b)(d)(e)	309,000	292,005
ImpactAssets Inc., Microfinance Plus Notes, 3.10%, 11/3/20 (b)(d)(e)	398,000	379,294

Total High Social Impact Investments (Cost $3,326,488)		3,169,190

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.0%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.21%	4,965,803	4,965,803

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $4,965,803)		4,965,803

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 0.1%
State Street Bank and Trust Eurodollar Time Deposit, 0.12%, 1/2/18	237,238	237,238

Total Time Deposit (Cost $237,238)		237,238

TOTAL INVESTMENTS (Cost $233,638,597) - 102.0%		258,543,907
Other assets and liabilities, net - (2.0%)		(5,077,806)
NET ASSETS - 100.0%		253,466,101

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) All or a portion of this security was on loan at December 31, 2017. The aggregate market value of securities on loan at December 31, 2017 was $6,536,534 and the total market value of the collateral received by the Fund was $6,622,735, including cash collateral of $4,965,803 and non-cash U.S. Government and/or agency securities collateral of $1,656,932.

(b) Restricted security. Total market value of restricted securities amounts to $3,169,190, which represents 1.2% of the net assets of the Fund as of December 31, 2017.
(c) Affiliated company.
(d) For fair value measurement disclosure purposes, security is categorized as Level 3.
(e) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at December 31, 2017.

Abbreviations:
ADR:	American Depositary Receipt

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Impact Capital, Community Investment Notes, 1.50%, 12/15/19	12/15/16	2,619,488
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.70%, 11/3/20	11/13/15	309,000
ImpactAssets Inc., Microfinance Plus Notes, 3.10%, 11/3/20	11/13/15	398,000

At December 31, 2017, the value of the Fund's investment in affiliated companies was $2,497,891, which represents 1.0% of the Fund's net assets. Transactions in affiliated companies by the Fund for the fiscal year to date ended December 31, 2017 were as follows:

Name of Affiliated Company	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change In Unrealized Appreciation (Depreciation)
High Social Impact Investments Calvert Impact Capital*, Community Investment Notes, 1.50%, 12/15/19	$2,619,488	$—	$—	$2,619,488	$2,497,891	$9,496	$—	$—	($121,597)
* Formerly, Calvert Social Investment Foundation
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Fund's holdings as of December 31, 2017, based on the inputs used to value them:

Investments in Securities - Assets	Level 1		Level 2	Level 3*	Total
Common Stocks	$250,171,676	**	$—	$—	$250,171,676
High Social Impact Investments	—		2,497,891	671,299	3,169,190
Short Term Investment of Cash Collateral for Securities Loaned	4,965,803		—	—	4,965,803
Time Deposit	—		237,238	—	237,238
Total	$255,137,479		$2,735,129	$671,299	$258,543,907

* None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
** The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2017 is not presented. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended December 31, 2017.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 96.5%
Australia - 4.9%
Amaysim Australia Ltd. (a)	904,215	1,402,925
BlueScope Steel Ltd.	41,366	492,692
BWX Ltd. (a)	210,380	1,240,346
Challenger Ltd.	162,101	1,767,791
GDI Property Group	1,508,665	1,471,347
InvoCare Ltd.	90,853	1,137,085
IOOF Holdings Ltd.	149,643	1,247,142
National Storage REIT (a)	747,650	893,645
Super Retail Group Ltd. (a)	252,170	1,619,623
		11,272,596

Austria - 0.5%
ams AG	11,845	1,073,060

Belgium - 2.1%
Kinepolis Group NV	33,423	2,227,747
Melexis NV	16,072	1,624,998
Montea SCA	18,579	959,659
		4,812,404

Canada - 2.1%
CAE, Inc.	180,276	3,348,803
Kinaxis, Inc. *	23,217	1,418,324
		4,767,127

China - 0.8%
TAL Education Group (ADR)	61,337	1,822,322

Denmark - 1.3%
SimCorp AS	14,767	840,529
Topdanmark AS *	53,267	2,300,502
		3,141,031

Finland - 2.3%
Amer Sports Oyj	112,848	3,123,433
Technopolis Oyj	448,580	2,250,786
		5,374,219

France - 5.3%
Criteo S.A. (ADR) *(a)	24,587	640,000
Groupe Open	26,443	1,005,930
Ipsen SA	24,657	2,934,706
Kaufman & Broad S.A.	21,039	998,639
Metropole Television S.A.	150,824	3,893,383

Rubis SCA	40,772	2,881,646
		12,354,304

Germany - 5.8%
Axel Springer SE	23,039	1,796,588
Brenntag AG	64,170	4,045,504
Carl Zeiss Meditec AG	24,704	1,528,665
Freenet AG	28,252	1,042,403
Norma Group SE	47,080	3,152,268
Rational AG	2,124	1,366,405
Salzgitter AG	11,070	628,840
		13,560,673

Hong Kong - 0.7%
Hysan Development Co. Ltd.	317,236	1,681,231

Ireland - 1.5%
Glenveagh Properties plc *(b)	729,189	1,032,402
Kingspan Group plc	28,994	1,270,458
UDG Healthcare plc	102,257	1,164,174
		3,467,034

Italy - 6.1%
Amplifon SpA	243,632	3,753,099
Banca Generali SpA	57,669	1,916,302
FinecoBank Banca Fineco SpA	253,294	2,587,296
MARR SpA	92,344	2,383,610
Moncler SpA	111,364	3,480,963
		14,121,270

Japan - 28.1%
77 Bank Ltd. (The) (a)	72,153	1,815,803
Ariake Japan Co. Ltd.	29,414	2,508,751
Asahi Co. Ltd.	217,497	2,530,105
Asahi Intecc Co. Ltd.	68,656	2,353,056
Daifuku Co. Ltd.	35,753	1,942,483
Daiichikosho Co. Ltd.	54,763	2,728,651
Dowa Holdings Co. Ltd.	11,212	455,348
Eiken Chemical Co. Ltd.	49,209	2,349,982
FP Corp.	46,917	2,517,002
Fuji Seal International, Inc.	68,997	2,252,558
GMO internet, Inc. (a)	87,848	1,490,695
Heiwa Real Estate REIT, Inc.	2,168	1,801,036
HIS Co. Ltd. (a)	63,906	2,313,659
Japan Hotel REIT Investment Corp.	1,978	1,326,639
LaSalle Logiport REIT	1,809	1,848,590
Like Co. Ltd.	78,658	1,755,153
Morinaga & Co. Ltd.	42,364	2,144,327
Nippon Light Metal Holdings Co. Ltd.	201,346	571,946
Nishi-Nippon Financial Holdings, Inc.	140,319	1,674,340

Nohmi Bosai Ltd.	125,150	2,278,914
Nomura Co. Ltd.	86,694	1,975,190
Okamura Corp.	154,600	2,258,529
Oyo Corp.	111,003	1,419,757
Penta-Ocean Construction Co. Ltd.	322,679	2,404,079
Relia, Inc.	143,980	1,679,657
Sakata INX Corp.	56,603	901,652
Sakata Seed Corp.	78,448	2,719,413
Sanden Holdings Corp. *	129,322	2,589,825
Sumco Corp.	77,191	1,959,622
Tokyo Century Corp.	53,157	2,573,028
Tosei Corp.	86,941	846,288
UACJ Corp. (a)	16,048	418,397
Yamaha Corp.	75,700	2,792,327
Yokohama Reito Co. Ltd. (a)	196,014	2,030,138
		65,226,940

Luxembourg - 0.2%
APERAM S.A.	9,760	501,402

Netherlands - 3.5%
Aalberts Industries NV	58,224	2,958,109
Core Laboratories NV (a)	9,284	1,017,062
IMCD Group NV	64,969	4,085,392
		8,060,563

Norway - 1.9%
Europris ASA (b)	270,488	1,101,245
SpareBank 1 SR-Bank ASA	303,249	3,211,631
		4,312,876

Singapore - 0.8%
Frasers Centrepoint Trust (a)	812,615	1,361,316
SIIC Environment Holdings Ltd.	1,526,928	587,696
		1,949,012

Spain - 0.6%
Acciona SA	15,789	1,286,975

Sweden - 4.1%
Avanza Bank Holding AB (a)	25,246	1,058,513
Boliden AB	33,492	1,145,350
Hufvudstaden AB, Class A	53,635	858,987
Indutrade AB	140,941	3,840,858
Trelleborg AB, Class B	116,825	2,703,614
		9,607,322

Switzerland - 3.5%
Belimo Holding AG	380	1,661,162
Galenica AG *(b)	28,747	1,475,575

Logitech International SA	40,806	1,374,646
Temenos Group AG	6,963	891,060
Vontobel Holding AG	23,520	1,482,661
VZ Holding AG	3,574	1,210,617
		8,095,721

United Kingdom - 19.7%
Bellway plc	58,470	2,803,035
Bodycote plc	261,773	3,219,880
Capital & Counties Properties plc	247,923	1,068,911
Croda International plc	21,643	1,290,196
Dechra Pharmaceuticals plc	54,004	1,523,755
Derwent London plc	26,516	1,115,613
DS Smith plc	399,025	2,781,400
Grainger plc	430,011	1,682,000
Halma plc	169,976	2,888,090
Hastings Group Holdings plc (b)	456,082	1,971,860
Hiscox Ltd.	156,789	3,096,056
Inchcape plc	322,907	3,401,647
Melrose Industries plc	1,399,092	4,002,626
Moneysupermarket.com Group plc	225,976	1,085,839
Spirax-Sarco Engineering plc	36,769	2,779,909
St James's Place plc	127,590	2,107,805
Travis Perkins plc	119,434	2,525,224
Weir Group plc (The)	84,112	2,406,171
WH Smith plc	128,055	4,056,091
		45,806,108

United States - 0.7%
Oceaneering International, Inc.	77,420	1,636,659

Total Common Stocks (Cost $185,174,331)		223,930,849

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 0.5%
Calvert Impact Capital, Community Investment Notes, 1.50%, 12/15/19 (c)(d)	1,000,000	953,580
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.70%, 11/3/20 (c)(e)(f)	111,000	104,895
ImpactAssets Inc., Microfinance Plus Notes, 3.10%, 11/3/20 (c)(e)(f)	142,000	135,326

Total High Social Impact Investments (Cost $1,253,000)		1,193,801

TIME DEPOSIT - 1.9%
State Street Bank and Trust Eurodollar Time Deposit, 0.12%, 1/2/18	4,291,119	4,291,119

Total Time Deposit (Cost $4,291,119)		4,291,119

	SHARES	VALUE ($)

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.6%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.21%	3,815,556	3,815,556

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $3,815,556)		3,815,556

TOTAL INVESTMENTS (Cost $194,534,006) - 100.5%		233,231,325
Other assets and liabilities, net - (0.5%)		(1,092,915)
NET ASSETS - 100.0%		232,138,410

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) All or a portion of this security was on loan at December 31, 2017. The aggregate market value of securities on loan at December 31, 2017 was $5,560,292 and the total market value of the collateral received by the Fund was $5,837,627, including cash collateral of $3,815,556 and non-cash U.S. Government and/or agency securities collateral of $2,022,071.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $5,581,082, which represents 2.4% of the net assets of the Fund as of December 31, 2017.

(c) Restricted security. Total market value of restricted securities amounts to $1,193,801, which represents 0.5% of the net assets of the Fund as of December 31, 2017.
(d) Affiliated company.
(e) For fair value measurement disclosure purposes, security is categorized as Level 3.
(f) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at December 31, 2017.

At December 31, 2017, the concentration of the Fund's investments in the various sectors, determined as a percentage of total investments, was as follows:

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS*
Industrials	24.8%
Consumer Discretionary	19.8%
Financials	13.1%
Real Estate	8.3%
Information Technology	8.1%
Health Care	7.4%
Materials	6.1%
Consumer Staples	5.7%
Utilities	2.1%
Time Deposit	1.9%
Energy	1.1%
Telecommunication Services	1.1%
High Social Impact Investments	0.5%
Total	100.0%

* Does not include Short Term Investment of Cash Collateral for Securities Loaned.

Abbreviations:
ADR:	American Depositary Receipt

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Impact Capital, Community Investment Notes, 1.50%, 12/15/19	12/15/16	1,000,000
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.70%, 11/3/20	11/13/15	111,000
ImpactAssets Inc., Microfinance Plus Notes, 3.10%, 11/3/20	11/13/15	142,000

At December 31, 2017, the value of the Fund’s investment in affiliated companies was $953,580, which represents 0.4% of the Fund’s net assets. Transactions in affiliated companies by the Fund for the fiscal year to date ended December 31, 2017 were as follows:

Name of Affiliated Company	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change In Unrealized Appreciation (Depreciation)
High Social Impact Investments Calvert Impact Capital*, Community Investment Notes, 1.50%, 12/15/19	$1,000,000	$—	$—	$1,000,000	$953,580	$3,625	$—	$—	$500
*Formerly, Calvert Social Investment Foundation
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Fund's holdings as of December 31, 2017, based on the inputs used to value them:

Investments in Securities - Assets	Level 1	Level 2		Level 3*	Total
Common Stocks
Canada	$4,767,127	$—		$—	$4,767,127
China	1,822,322	—		—	1,822,322
France	640,000	11,714,304		—	12,354,304
Ireland	1,032,402	2,434,632		—	3,467,034
Netherlands	1,017,062	7,043,501		—	8,060,563
United States	1,636,659	—		—	1,636,659
Other Countries**	—	191,822,840		—	191,822,840
Total Common Stocks	$10,915,572	$213,015,277	***	$—	$223,930,849
High Social Impact Investments	—	953,580		240,221	1,193,801
Time Deposit	—	4,291,119		—	4,291,119
Short Term Investment of Cash Collateral for Securities Loaned	3,815,556	—		—	3,815,556
Total	$14,731,128	$218,259,976		$240,221	$233,231,325

* None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
** For further breakdown of equity securities by country, please refer to the Schedule of Investments.
*** Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2017 is not presented. At December 31, 2017, investments having a value of $23,585,591 were transferred from Level 1 to Level 2 during the fiscal year to date then ended. The change in level designation within the fair value hierarchy was generally due to an increase in securities valued primarily using the Fund's fair valuation pricing service.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 89.8%
Brazil - 6.4%
BB Seguridade Participacoes SA	1,118,433	9,606,028
Itau Unibanco Holding SA, PFC Shares	736,794	9,457,867
Klabin SA	1,328,077	7,046,563
Ultrapar Participacoes SA	314,154	7,103,057
		33,213,515

China - 16.4%
Alibaba Group Holding Ltd. (ADR) *	66,432	11,454,870
China Mengniu Dairy Company Ltd.	4,078,310	12,114,758
Industrial & Commercial Bank of China Ltd., Class H	21,144,505	16,950,156
Shenzhen International Holdings Ltd.	6,535,250	12,438,364
Tencent Holdings Ltd.	625,533	32,376,283
		85,334,431

Hong Kong - 9.3%
AIA Group Ltd.	2,106,000	17,912,884
Samsonite International SA	2,647,254	12,143,036
Techtronic Industries Co. Ltd.	2,840,774	18,480,452
		48,536,372

Hungary - 2.1%
Richter Gedeon Nyrt	417,751	10,925,686

India - 14.1%
Bharat Forge Ltd.	854,074	9,746,379
Container Corp of India Ltd.	286,086	6,195,270
HCL Technologies Ltd.	400,387	5,618,011
HDFC Bank Ltd. (ADR)	114,088	11,599,327
Hero MotoCorp. Ltd.	166,145	9,897,830
ICICI Bank Ltd.	998,223	4,896,252
Motherson Sumi Systems Ltd.	1,791,914	10,640,740
Power Grid Corp. of India Ltd.	1,897,642	5,943,839
Tech Mahindra Ltd.	951,718	7,512,236
Vakrangee Ltd.	196,464	1,288,376
		73,338,260

Indonesia - 1.4%
Bank Rakyat Indonesia Persero Tbk PT	26,637,845	7,148,599

Mexico - 2.4%
Grupo Financiero Banorte SAB de CV	1,153,421	6,331,277
Wal-Mart de Mexico SAB de CV	2,478,638	6,078,572
		12,409,849

Peru - 1.2%
Credicorp Ltd.	30,011	6,225,182

Russia - 3.5%
Mail.Ru Group Ltd. (GDR) *	166,294	4,774,081
Sberbank of Russia PJSC (ADR) (a)(b)	53,523	911,497
Sberbank of Russia PJSC (ADR) (a)	753,558	12,701,615
		18,387,193

South Africa - 6.6%
Foschini Group Ltd. (The)	639,402	10,166,526
Naspers Ltd., Class N	60,046	16,635,934
Shoprite Holdings Ltd.	424,942	7,595,973
		34,398,433

South Korea - 9.4%
KB Financial Group, Inc.	325,378	19,256,880
Samsung Electronics Co. Ltd.	7,283	17,303,755
Samsung Fire & Marine Insurance Co. Ltd.	49,540	12,352,435
		48,913,070

Taiwan - 13.5%
Advantech Co. Ltd.	1,229,983	8,690,918
Chipbond Technology Corp.	4,862,000	9,180,312
Hon Hai Precision Industry Co. Ltd.	3,474,942	11,048,882
Land Mark Optoelectronics Corp.	682,900	8,745,553
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	641,374	25,430,479
Tong Yang Industry Co. Ltd.	3,907,448	7,540,502
		70,636,646

Turkey - 0.8%
Arcelik AS	770,220	4,367,160

United Arab Emirates - 1.4%
Abu Dhabi Commercial Bank PJSC	3,930,667	7,268,225

United Kingdom - 1.3%
NMC Health plc	182,176	7,075,783

Total Common Stocks (Cost $396,578,958)		468,178,404

PARTICIPATORY NOTES - 3.5%

China - 3.5%
Gree Electric Appliances, Inc., (Merrill Lynch International & Co.), 8/31/18 *	34,541	231,794
Gree Electric Appliances, Inc., (Morgan Stanley Asia Products Ltd.), 2/16/18 *	181,097	1,215,286
Gree Electric Appliances, Inc., (Morgan Stanley Asia Products Ltd.), 12/14/18 *	1,074,829	7,212,842
Hangzhou Hikvision Digital Technology Co. Ltd., (Merrill Lynch International & Co.), 1/3/19 *	40,846	244,624
Hangzhou Hikvision Digital Technology Co. Ltd., (Merrill Lynch International & Co.), 4/9/19 *	376,480	2,254,717

Hangzhou Hikvision Digital Technology Co. Ltd., (Morgan Stanley Asia Products Ltd.), 1/18/19 *	1,219,921	7,306,037

Total Participatory Notes (Cost $12,476,050)		18,465,300

WARRANTS - 2.7%

Cayman Islands - 2.7%
Huayu Automotive Systems Co., Ltd., Exp. 4/9/18 *	1,836,758	8,374,285
NARI Technology Co., Ltd., Exp. 3/1/18 *	1,976,530	5,548,367

Total Warrants (Cost $13,017,650)		13,922,652

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 0.4%
Calvert Impact Capital, Community Investment Notes, 1.50%, 12/15/19 (c)(d)	2,000,000	1,907,160
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.70%, 11/3/20 (c)(e)(f)	43,000	40,635
ImpactAssets Inc., Microfinance Plus Notes, 3.10%, 11/3/20 (c)(e)(f)	56,000	53,368

Total High Social Impact Investments (Cost $2,099,000)		2,001,163

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.21%	670,023	670,023

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $670,023)		670,023

TOTAL INVESTMENTS (Cost $424,841,681) - 96.5%		503,237,542
Other assets and liabilities, net - 3.5%		18,350,713
NET ASSETS - 100.0%		521,588,255

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Securities are traded on separate exchanges for the same entity.
(b) All or a portion of this security was out on loan at December 31, 2017. The aggregate market value of securities on loan at December 31, 2017 was $652,028 and the total market value of the collateral received by the Fund was $670,023.

(c) Restricted security. Total market value of restricted securities amounts to $2,001,163, which represents 0.4% of the net assets of the Fund as of December 31, 2017.
(d) Affiliated company.
(e) For fair value measurement disclosure purposes, security is categorized as Level 3.
(f) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at December 31, 2017.

At December 31, 2017, the concentration of the Fund's investments in the various sectors, determined as a percentage of total investments, was as follows:

SECTOR ALLOCATION	% of total investments*
Information Technology	30.5%
Financials	28.4%
Consumer Discretionary	23.2%
Consumer Staples	5.1%
Industrials	4.8%
Health Care	3.6%
Energy	1.4%
Materials	1.4%
Utilities	1.2%
High Social Impact Investments	0.4%
Total	100.0%

*Does not include Short Term Investment of Cash Collateral for Securities Loaned.

Abbreviations:
ADR:	American Depositary Receipt
GDR:	Global Depositary Receipt
PFC Shares:	Preference Shares

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Impact Capital, Community Investment Notes, 1.50%, 12/15/19	12/15/16	2,000,000
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.70%, 11/3/20	11/13/15	43,000
ImpactAssets Inc., Microfinance Plus Notes, 3.10%, 11/3/20	11/13/15	56,000

At December 31, 2017, the value of the Fund’s investment in affiliated companies was $1,907,160, which represents 0.4% of the Fund’s net assets. Transactions in affiliated companies by the Fund for the fiscal year to date ended December 31, 2017 were as follows:

Name of Affiliated Company	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change In Unrealized Appreciation (Depreciation)
High Social Impact Investments Calvert Impact Capital*, Community Investment Notes, 1.50%, 12/15/19	$2,000,000	$—	$—	$2,000,000	$1,907,160	$7,250	$—	$—	$1,000
* Formerly, Calvert Social Investment Foundation
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Fund's holdings as of December 31, 2017, based on the inputs used to value them:

Investments in Securities - Assets	Level 1	Level 2		Level 3*	Total
Common Stocks
Brazil	$33,213,515	$—		$—	$33,213,515
China	11,454,870	73,879,561		—	85,334,431
India	11,599,327	61,738,933		—	73,338,260
Mexico	12,409,849	—		—	12,409,849
Peru	6,225,182	—		—	6,225,182
Russia	911,497	17,475,696		—	18,387,193
Taiwan	25,430,479	45,206,167		—	70,636,646
Other Countries**	—	168,633,328		—	168,633,328
Total Common Stocks	101,244,719	366,933,685	***	—	468,178,404
Participatory Notes	—	18,465,300		—	18,465,300
Warrants	—	13,922,652		—	13,922,652
High Social Impact Investments	—	1,907,160		94,003	2,001,163
Short Term Investment of Cash Collateral for Securities Loaned	670,023	—		—	670,023
Total	$101,914,742	$401,228,797		$94,003	$503,237,542

* None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
** For further breakdown of equity securities by country, please refer to the Schedule of Investments.
*** Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2017 is not presented. At December 31, 2017, investments having a value of $17,762,499 were transferred from Level 1 to Level 2 during the fiscal year to date then ended. The change in level designation within the fair value hierarchy was generally due to an increase in securities valued primarily using the Fund's fair valuation pricing service.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert World Values Fund, Inc.

By:    /s/ John H. Streur
John H. Streur
President

Date:    February 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
John H. Streur
President

Date:    February 23, 2018

By:    /s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:    February 23, 2018